Related Party Transactions - Schedule of Significant Related Party Transaction (Details) - CNY (¥)		6 Months Ended
	Jul. 06, 2023	Dec. 31, 2023
Mr. Zhan Jie [Member]
Schedule of Significant Related Party Transaction [Line Items]
Repayment of loans to related parties	¥ 30,000,000	¥ 1,500,000
Capital injection from related parties		1,500,000
Mrs. Zhang Pingting [Member]
Schedule of Significant Related Party Transaction [Line Items]
Repayment of loans to related parties		1,500,000
Capital injection from related parties		1,500,000
Mr. Wen Haoxiang [Member]
Schedule of Significant Related Party Transaction [Line Items]
Capital injection from related parties		¥ 1,500,000